American Century World Mutual Funds, Inc. Statement of Additional Information Supplement
Supplement dated September 1, 2016 ■ Statement of Additional Information dated March 29, 2016

Yulin Long, Vice President, Portfolio Manager and Senior Quantitative Analyst, will no longer serve as a portfolio manager of the International Value Fund or the NT International Value Fund as of September 1, 2016. All references to Dr. Long should be removed.

©2016 American Century Proprietary Holdings, Inc. All rights reserved.
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